Income Tax (Deferred Tax Assets and Deferred Tax Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Deferred tax assets to be recovered	¥ 124,394	¥ 109,691
Deferred tax liabilities:
Deferred tax liabilities to be recovered	(5,087)	(6,600)
Deferred tax assets - net	119,307	103,091	¥ 71,045
After more than 12 months [member]
Deferred tax assets:
Deferred tax assets to be recovered	87,341	69,382
Deferred tax liabilities:
Deferred tax liabilities to be recovered	(3,574)	(4,500)
Within one year [member]
Deferred tax assets:
Deferred tax assets to be recovered	37,053	40,309
Deferred tax liabilities:
Deferred tax liabilities to be recovered	¥ (1,513)	¥ (2,100)